Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ 38,646	$ 22,510
Additions from acquisitions	24,885
Payments	(9,065)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	253
Foreign Currency translation	63
Fair Value, Measurements, Recurring [Member]
Assets, fair value	60,724	106,754
Liabilities, fair value	41,138	38,738
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	9,290	70,000
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	51,434	36,754
Liabilities, fair value	2,492	16,228
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Liabilities, fair value	2,492	13,565
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	2,492	13,565
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Liabilities, fair value	0	2,663
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	0	2,663
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member]
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, fair value	38,646	22,510
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member]
Assets, fair value	54,577	106,077
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	9,290	70,000
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	45,287	36,077
Fair Value, Measurements, Recurring [Member] | Short-Term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets, fair value	6,147	677
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value	0	0
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value	6,147	677
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, fair value	$ 0	$ 0